united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/18

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2018

CMG MAULDIN SOLUTIONS CORE FUND

Class A Shares – GEFAX	Class I Shares – GEFIX

CMG TACTICAL BOND FUND

Class A Shares – CHYAX	Class I Shares – CHYOX

CMG TACTICAL ALL ASSET STRATEGY FUND

Class A Shares – CMGQX	Class I Shares – CMGHX

1-866-CMG-9456

www.cmgmutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of CMG Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.cmgmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

CMG Mauldin Solutions Core Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2018

Annualized Total Returns as of October 31, 2018

			Annualized Since
CMG Mauldin Solutions Core Fund:	Six Months	One Year	Inception *
Class A
Without sales charge	(1.76)%	(1.52)%	2.00%
With sales charge	(7.42)%	(7.14)%	0.90%
Class I	(1.57)%	(1.24)%	2.24%
MSCI AC World Index	(3.68)%	(0.00)%	7.34%
Morningstar Moderate Target Risk TR Index	(1.86)%	(0.22)%	5.24%

*	Class A and Class I shares commenced operations on May 15, 2013.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted equity index designed to measure the performance of equities in developed and emerging markets. Investors cannot invest directly in an index or benchmark.

The Morningstar Moderate Target Risk Index is a rules-based index based on a well-established asset allocation from Ibbotson Associates, a Morningstar company. The index seeks to provide both capital appreciation and income. This index tends to hold larger positions in stocks than conservative-allocation portfolios. The index typically has 50-70% of assets in equities. The index is rebalanced annually.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s total annual operating expenses, including underlying funds, are 1.74% for Class A and 1.55% for Class I per the Fund’s prospectus dated August 28, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-9456.

Portfolio Composition as of October 31, 2018 (Unaudited)

Percent of
Net Assets
Exchange Traded Funds:	97.6%
Commodity Fund	1.5%
Debt Funds	60.6%
Equity Funds	35.5%
Exchange Traded Notes:	0.7%
Commodity Funds	0.7%
Short-Term Investments	1.8%
Liabilities In Excess of Other Assets	(0.1)%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

CMG Tactical Bond Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2018

Annualized Total Returns as of October 31, 2018

			Annualized Since
CMG Tactical Bond Fund:	Six Months	One Year	Inception *
Class A
Without sales charge	0.33%	(1.95)%	0.09%
With sales charge	(5.39)%	(7.55)%	(1.63)%
Class I	0.47%	(1.61)%	0.94%
Bloomberg Barclays US Corporate High Yield Index	1.14%	0.97%	4.41%

*	Class I shares commenced operations on October 6, 2014. Class A shares commenced operations on May 29, 2015. Barclays U.S. Corporate High Yield Index since inception performance is as of October 6, 2014.

The Barclays U.S. Corporate High Yield Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s total annual operating expenses, including underlying funds, are 2.19% for Class A and 1.76% for Class I per the Fund’s prospectus dated August 28, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-9456.

Portfolio Composition as of October 31, 2018 (Unaudited)

Percent of Net
Assets
Exchange-Traded Funds (Debt)	80.1%
Short-Term Investments	19.7%
Other Assets Less Liabilities	0.2%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

CMG Tactical All Asset Strategy Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2018

Annualized Total Returns as of October 31, 2018

			Annualized Since
CMG Tactical All Asset Strategy Fund:	Six Months	One Year	Inception *
Class A
Without sales charge	(1.67)%	(2.32)%	1.94%
With sales charge	(7.31)%	(7.93)%	(0.44)%
Class I	(1.47)%	(2.05)%	2.16%
Morningstar Moderate Target Risk TR Index	(1.86)%	(0.22)%	6.54%

*	Class A and Class I shares commenced operations on May 2, 2016.

The Morningstar Moderate Target Risk Index is a rules-based index based on a well-established asset allocation methodology from Ibbotson Associates, a Morningstar company. The index seeks to provide both capital appreciation and income. This index tends to hold larger positions in stocks than conservative-allocation portfolios. The index typically has 50-70% of assets in equities. The index is rebalanced annually. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s total annual operating expenses, including underlying funds, are 1.54% for Class A and 1.45% for Class I per the Fund’s prospectus dated August 28, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-9456.

Portfolio Composition as of October 31, 2018 (Unaudited)

Percent of Net
Assets
Exchange-Traded Funds (Debt)	94.5%
Short-Term Investments	5.7%
Liabilities In Excess of Other Assets	(0.2)%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

CMG Mauldin Solutions Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018

Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 97.6%
	COMMODITY FUND - 1.5%
96,020	iShares Gold Trust *	$1,120,553
	TOTAL COMMODITY FUNDS (Cost - $1,169,675)	1,120,553

	DEBT FUNDS - 60.6%
18,660	Fidelity Total Bond ETF	896,986
78,763	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	1,885,586
231,153	iShares Short Treasury Bond ETF	25,530,849
39,155	iShares US Treasury Bond ETF	947,551
115,427	JPMorgan Ultra-Short Income ETF	5,790,396
35,527	SPDR Bloomberg Barclays High Yield Bond ETF	1,249,129
93,275	SPDR Portfolio Long Term Treasury ETF	3,055,689
17,509	Vanguard Emerging Markets Government Bond ETF	1,304,421
69,313	Vanguard Total Bond Market ETF	5,395,324
	TOTAL DEBT FUNDS (Cost - $46,434,511)	46,055,931

	EQUITY FUNDS - 35.5%
1,939	Consumer Discretionary Select Sector SPDR Fund	204,332
4,294	Consumer Staples Select Sector SPDR Fund	236,213
3,679	Health Care Select Sector SPDR Fund	326,327
7,232	Invesco QQQ Trust Series 1	1,228,138
75,177	Invesco S&P 500 Low Volatility ETF	3,607,744
88,714	Invesco S&P 500 Quality ETF	2,704,003
17,755	iShares Edge MSCI USA Momentum Factor ETF	1,904,579
3,000	iShares MSCI Japan ETF	164,520
67,402	Schwab U.S. Large-Cap Value ETF	3,580,394
33,319	Schwab US Small-Cap ETF	2,270,024
4,838	Vanguard Real Estate ETF	378,912
36,743	Vanguard S&P 500 ETF	9,141,291
9,376	Vanguard Small-Cap Value ETF	1,188,408
	TOTAL EQUITY FUNDS (Cost - $26,813,111)	26,934,885

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $74,417,297)	74,111,369

	EXCHANGE-TRADED NOTES - 0.7%
	COMMODITY FUNDS - 0.7%
109,815	ELEMENTS Linked to the Rogers International Commodity Index - Energy Total Return *	351,957
8,424	iPath Series B Bloomberg Agriculture Subindex Total Return ETN *	193,752
	TOTAL EXCHANGE-TRADED NOTES (Cost - $462,956)	545,709

The accompanying notes are an integral part of these financial statements.

CMG Mauldin Solutions Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2018

Shares	Security	Value
	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
1,389,771	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.30% ^	$1,390,049
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,390,167)

	TOTAL INVESTMENTS - 100.1% (Cost - $76,270,420)	$76,047,127
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(104,874)
	NET ASSETS - 100.0%	$75,942,253

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Note

*	Non-income producing security.

^	Floating rate, rate shown represents the rate at October 31, 2018.

The accompanying notes are an integral part of these financial statements.

CMG Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018

Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 80.1%
	DEBT FUND - 80.1%
103,850	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$9,511,621
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $9,501,755)	9,511,621

	SHORT-TERM INVESTMENTS - 19.7%
	MONEY MARKET FUND - 19.7%
2,344,967	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.30% ^	2,345,436
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,345,660)

	TOTAL INVESTMENTS - 99.8% (Cost - $11,847,415)	$11,857,057
	OTHER ASSETS LESS LIABILITIES - 0.2%	20,523
	NET ASSETS - 100.0%	$11,877,580

ETF - Exchange-Traded Fund

^	Floating rate, rate shown represents the rate at October 31, 2018.

The accompanying notes are an integral part of these financial statements.

CMG Tactical All Asset Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018

Shares	Security	Value
	EXCHANGE-TRADED FUNDS - 94.5%
	DEBT FUNDS - 94.5%
268,596	JPMorgan Ultra-Short Income ETF	$13,474,118
54,191	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	5,504,722
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $18,998,377)	18,978,840

	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET FUND - 5.7%
1,135,887	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.30% ^	1,136,114
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,136,114)

	TOTAL INVESTMENTS - 100.2% (Cost - $20,134,491)	$20,114,954
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(31,625)
	NET ASSETS - 100.0%	$20,083,329

ETF - Exchange-Traded Fund

^	Floating rate, rate shown represents the rate at October 31, 2018.

The accompanying notes are an integral part of these financial statements.

CMG Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2018

	CMG Mauldin		CMG Tactical
	Solutions Core	CMG Tactical	All Asset
	Fund	Bond Fund	Strategy Fund

Assets:
Investments at Value (identified cost $76,270,420, $11,847,415, and $20,134,491, respectively)	$76,047,127	$11,857,057	$20,114,954
Deposits with Broker	2,724	—	—
Dividends and Interest Receivable	27,734	15,268	25,147
Receivable for Fund Shares Sold	34,140	17,070	23,967
Prepaid Expenses	28,758	30,223	22,832
Total Assets	76,140,483	11,919,618	20,186,900

Liabilities:
Payable for Fund Shares Redeemed	118,481	27,497	64,090
Accrued Advisory Fees	64,215	10,397	17,525
Accrued Distribution Fees	990	94	1,611
Payable to Related Parties	14,544	2,060	18,903
Accrued Expenses and Other Liabilities	—	1,990	1,442
Total Liabilities	198,230	42,038	103,571

NET ASSETS	$75,942,253	$11,877,580	$20,083,329

Composition of Net Assets:
At October 31, 2018, Net Assets consisted of:
Paid-in-Capital	$76,332,950	$14,803,517	$20,934,873
Accumulated Earnings	(390,697)	(2,925,937)	(851,544)
Net Assets	$75,942,253	$11,877,580	$20,083,329

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$4,633,274	$278,118	$6,474,482
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	437,158	29,661	646,217
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$10.60	$9.38	$10.02
Maximum Offering Price Per Share (Maximum sales charge of 5.75%)	11.25	9.95	10.63

Class I Shares:
Net Assets	$71,308,979	$11,599,462	$13,608,847
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	6,698,661	1,241,755	1,354,616
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.65	$9.34	$10.05

The accompanying notes are an integral part of these financial statements.

CMG Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2018

	CMG Mauldin		CMG Tactical All
	Solutions Core	CMG Tactical Bond	Asset Strategy
	Fund	Fund	Fund

Investment Income:
Dividend Income	$763,832	$214,757	$264,901
Interest Income	15,352	13,796	27,341
Total Investment Income	779,184	228,553	292,242

Expenses:
Investment Advisory Fees	398,057	58,038	104,277
Administration Fees	120,257	19,033	60,149
Distribution Fees- Class A	5,813	685	16,390
Shareholder Service Fees	2,011	2,067	3,025
Total Expenses	526,138	79,823	183,841
Net Investment Income	253,046	148,730	108,401

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss From:
Investments	(472,080)	(107,516)	(724,766)
Foreign Currency Transactions	(1)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,054,770)	11,505	242,632
Foreign Currency Translations	(763)	—	—
Net Realized and Unrealized Loss on Investments	(1,527,614)	(96,011)	(482,134)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,274,568)	$52,719	$(373,733)

The accompanying notes are an integral part of these financial statements.

CMG Funds
STATEMENTS OF CHANGES IN NET ASSETS

	CMG Mauldin Solutions Core Fund		CMG Tactical Bond Fund
	For the Six Months	For the Year	For the Six Months	For the Year
	Ended	Ended	Ended	Ended
	October 31, 2018	April 30, 2018	October 31, 2018	April 30, 2018
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income	$253,046	$207,546	$148,730	$401,075
Net Realized Gain (Loss) on Investments	(472,081)	633,330	(107,516)	(484,071)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,055,533)	728,685	11,505	(140,314)
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,274,568)	1,569,561	52,719	(223,310)

Distributions to Shareholders from:
Net Investment Income
Class A	—	(925)	—	(14,555)
Class I	—	(242,195)	—	(380,536)
Net Realized Gains
Class A	—	(48,536)	—	—
Class I	—	(771,853)	—	—
Total Distributions Paid*
Class A	—	—	(2,108)	—
Class I	—	—	(147,320)	—
Total Distributions to Shareholders	—	(1,063,509)	(149,428)	(395,091)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	1,184,624	20,888,920	9,800	15,780
Distributions Reinvested	—	48,070	2,108	14,555
Cost of Shares Redeemed	(1,115,766)	(19,912,245)	(289,915)	(492,187)
Total Class A Transactions	68,858	1,024,745	(278,007)	(461,852)

Class I Shares:
Proceeds from Shares Issued	15,446,826	74,952,035	11,817,870	6,879,667
Distributions Reinvested	—	566,286	143,044	352,778
Cost of Shares Redeemed	(11,762,068)	(14,303,578)	(12,462,518)	(12,560,446)
Total Class I Transactions	3,684,758	61,214,743	(501,604)	(5,328,001)

Net Increase (Decrease) in Net Assets Resulting from Beneficial Interest Transactions	3,753,616	62,239,488	(779,611)	(5,789,853)

Increase (Decrease) in Net Assets	2,479,048	62,745,540	(876,320)	(6,408,254)

Net Assets:
Beginning of Period	73,463,205	10,717,665	12,753,900	19,162,154
End of Period**	$75,942,253	$73,463,205	$11,877,580	$12,753,900

Share Activity:
Class A Shares:
Shares Issued	108,518	1,971,363	1,038	1,639
Shares Reinvested	—	4,382	224	1,508
Shares Redeemed	(102,337)	(1,837,892)	(30,734)	(50,893)
Net increase (decrease) in shares of beneficial interest outstanding	6,181	137,853	(29,472)	(47,746)

Class I Shares:
Shares Issued	1,409,236	6,881,567	1,263,164	713,353
Shares Reinvested	—	51,527	15,261	36,601
Shares Redeemed	(1,070,112)	(1,306,441)	(1,330,977)	(1,313,962)
Net increase (decrease) in shares of beneficial interest outstanding	339,124	5,626,653	(52,552)	(564,008)

*	Distributions from net investment income and net realized capital gains are combined for the period ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distributions in excess of net investment income (loss) of ($3,637) for CMG Mauldin Solutions Core Fund and $14,902 for CMG Tactical Bond Fund as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

CMG Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	CMG Tactical All Asset Strategy Fund
	For the Six Months	For the Year
	Ended	Ended
	October 31, 2018	April 30, 2018
	(Unaudited)
Operations:
Net Investment Income	$108,401	$147,308
Net Realized Gain (Loss) on Investments	(724,766)	1,902,891
Net Change in Unrealized Appreciation (Depreciation) on Investments	242,632	(305,877)
Net Increase (Decrease) in Net Assets Resulting From Operations	(373,733)	1,744,322

Distributions to Shareholders from:
Net Investment Income
Class A	—	(367,458)
Class I	—	(72,237)
Net Realized Gains
Class A	—	(2,109,054)
Class I	—	(317,494)
Total Distributions to Shareholders	—	(2,866,243)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	15,678	40,876,876
Distributions Reinvested	—	2,473,944
Cost of Shares Redeemed	(11,757,893)	(62,886,890)
Total Class A Transactions	(11,742,215)	(19,536,070)

Class I Shares:
Proceeds from Shares Issued	6,907,990	12,737,886
Distributions Reinvested	—	323,275
Cost of Shares Redeemed	(6,401,031)	(5,408,373)
Total Class I Transactions	506,959	7,652,788

Net Decrease in Net Assets Resulting from Beneficial Interest Transactions	(11,235,256)	(11,883,282)

Decrease in Net Assets	(11,608,989)	(13,005,203)

Net Assets:
Beginning of Period	31,692,318	44,697,521
End of Period*	$20,083,329	$31,692,318

Share Activity:
Class A Shares:
Shares Issued	1,554	3,869,252
Shares Reinvested	—	237,423
Shares Redeemed	(1,155,718)	(6,059,859)
Net decrease in shares of beneficial interest outstanding	(1,154,164)	(1,953,184)

Class I Shares:
Shares Issued	678,141	1,220,812
Shares Reinvested	—	30,965
Shares Redeemed	(632,770)	(518,827)
Net increase in shares of beneficial interest outstanding	45,371	732,950

*	Net Assets - End of Period includes distributions in excess of net investment loss of ($214,979) for CMG Tactical All Asset Strategy Fund as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Mauldin Solutions Core Fund
	Class A
	Six Months		Year		Year	Year	Year	Period
	Ended		Ended		Ended	Ended	Ended	Ended
	October 31, 2018		April 30, 2018		April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014 *
	(Unaudited)
Net Asset Value, Beginning of Period	$10.79		$10.40		$10.23	$11.00	$10.95	$10.00

Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.02		0.08		(0.13)	(0.16)	(0.07)	(0.03)
Net gain (loss) from investments (both realized and unrealized)	(0.21)		0.45		0.38	(0.56)	0.30	1.07
Total from operations	(0.19)		0.53		0.25	(0.72)	0.23	1.04

Distributions to shareholders from:
Net investment income	—		(0.00	) (g)	—	(0.05)	(0.03)	—
Net realized gains	—		(0.14)		(0.08)	—	(0.15)	(0.09)
Total distributions	—		(0.14)		(0.08)	(0.05)	(0.18)	(0.09)

Net Asset Value, End of Period	$10.60		$10.79		$10.40	$10.23	$11.00	$10.95

Total Return (b)	(1.76	)% (f)	5.06%		2.50%	(6.57)%	2.12%	10.39	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,633		$4,649		$3,049	$3,757	$5,013	$2,791
Ratio of expenses to average net assets:
Before expense reimbursement (c)	1.62	% (e)	1.52%		3.40%	2.95%	2.48%	3.24	% (e)
After expense reimbursement (c)	1.62	% (e)	1.52%		3.40%	2.95%	2.31%	1.90	% (e)
Ratio of net investment income (loss) to average net assets (c)(d)	0.43	% (e)	0.76%		(1.26)%	(1.44)%	(0.67)%	(0.33	)% (e)
Portfolio turnover rate	128	% (f)	220%		248%	20%	41%	40	% (f)

*	Class A shares commenced operations on May 15, 2013.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Amount is less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Mauldin Solutions Core Fund
	Class I
	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2018		April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014 *
	(Unaudited)
Net Asset Value, Beginning of Period	$10.82		$10.46	$10.26	$11.04	$10.98	$10.00

Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.04		0.04	(0.08)	(0.13)	(0.04)	(0.02)
Net gain (loss) from investments (both realized and unrealized)	(0.21)		0.50	0.36	(0.58)	0.30	1.09
Total from operations	(0.17)		0.54	0.28	(0.71)	0.26	1.07

Distributions to shareholders from:
Net investment income	—		(0.04)	—	(0.07)	(0.05)	—
Net realized gains	—		(0.14)	(0.08)	—	(0.15)	(0.09)
Total distributions	—		(0.18)	(0.08)	(0.07)	(0.20)	(0.09)

Net Asset Value, End of Period	$10.65		$10.82	$10.46	$10.26	$11.04	$10.98

Total Return (b)	(1.57	)% (f)	5.13%	2.78%	-6.43%	2.39%	10.69	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$71,309		$68,814	$7,669	$4,776	$8,155	$12,687
Ratio of expenses to average net assets:
Before expense reimbursement (c)	1.37	% (e)	1.33%	2.98%	2.70%	2.25%	2.50	% (e)
After expense reimbursement (c)	1.37	% (e)	1.33%	2.98%	2.70%	1.98%	1.65	% (e)
Ratio of net investment income (loss) to average net assets (c)(d)	0.68	% (e)	0.37%	(0.81)%	(1.18)%	(0.32)%	(0.21	)% (e)
Portfolio turnover rate	128	% (f)	220%	248%	20%	41%	40	% (f)

*	Class I shares commenced operations on May 15, 2013.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Tactical Bond Fund
	Class A
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	October 31, 2018		April 30, 2018	April 30, 2017	April 30, 2016 *
	(Unaudited)
Net Asset Value, Beginning of Period	$9.42		$9.75	$9.60	$9.96

Increase (Decrease) From Operations:
Net investment income (a)	0.09		0.18	0.23	0.12
Net gain (loss) from investments (both realized and unrealized)	(0.06)		(0.33)	0.12	(0.33)
Total from operations	0.03		(0.15)	0.35	(0.21)

Distributions to shareholders from:
Net investment income	(0.07)		(0.18)	(0.20)	(0.11)
Return of Capital	—		—	—	(0.04)
Total distributions	(0.07)		(0.18)	(0.20)	(0.15)

Net Asset Value, End of Period	$9.38		$9.42	$9.75	$9.60

Total Return (b)	0.33	% (f)	(1.57)%	3.73%	(2.07	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$278		$557	$1,042	$305
Ratio of expenses to average net assets (c)	1.70	% (e)	1.78%	1.82%	1.76	% (e)
Ratio of net investment income to average net assets (c)(d)	1.92	% (e)	1.91%	2.38%	1.41	% (e)
Portfolio turnover rate	420	% (f)	886%	1,268%	1,413	% (f)

*	Class A shares commenced operations on May 29, 2015.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Tactical Bond Fund
	Class I
	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	October 31, 2018		April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$9.42		$9.75	$9.62	$9.97	$10.00

Increase (Decrease) From Operations:
Net investment income (a)	0.12		0.22	0.25	0.17	0.21
Net gain (loss) from investments (both realized and unrealized)	(0.08)		(0.33)	0.14	(0.32)	(0.02)
Total from operations	0.04		(0.11)	0.39	(0.15)	0.19

Distributions to shareholders from:
Net investment income	(0.12)		(0.22)	(0.26)	(0.16)	(0.22)
Return of Capital	—		—	—	(0.04)	—
Total distributions	(0.12)		(0.22)	(0.26)	(0.20)	(0.22)

Net Asset Value, End of Period	$9.34		$9.42	$9.75	$9.62	$9.97

Total Return (b)	0.47	% (f)	(1.18)%	4.13%	(1.44)%	1.94	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$11,599		$12,197	$18,120	$33,290	$50,276
Ratio of expenses to average net assets (c)	1.30	% (e)	1.35%	1.47%	1.36%	1.53	% (e)
Ratio of net investment income to average net assets (c)(d)	2.45	% (e)	2.25%	2.61%	1.81%	3.71	% (e)
Portfolio turnover rate	420	% (f)	886%	1,268%	1,413%	442	% (f)

*	Class I shares commenced operations on October 6, 2014.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Tactical All Asset Strategy Fund
	Class A
	Six Months		Year	Period
	Ended		Ended	Ended
	October 31, 2018		April 30, 2018	April 30, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period	$10.19		$10.32	$10.00

Increase (Decrease) From Operations:
Net investment income (a)	0.03		0.02	0.03
Net gain (loss) from investments (both realized and unrealized)	(0.20)		0.26	0.37
Total from operations	(0.17)		0.28	0.40

Distributions to shareholders from:
Net investment income	—		(0.06)	(0.03)
Net realized gains	—		(0.35)	(0.05)
Total distributions	—		(0.41)	(0.08)

Net Asset Value, End of Period	$10.02		$10.19	$10.32

Total Return (b)	(1.67	)% (f)	2.61%	4.00	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,474		$18,338	$38,741
Ratio of expenses to average net assets (c)	1.48	% (e)	1.30%	1.53	% (e)
Ratio of net investment income to average net assets (c)(d)	0.58	% (e)	0.22%	0.32	% (e)
Portfolio turnover rate	121	% (f)	627%	451	% (f)

*	Commencement of Operations on May 2, 2016.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CMG Tactical All Asset Strategy Fund
	Class I
	Six Months		Year	Period
	Ended		Ended	Ended
	October 31, 2018		April 30, 2018	April 30, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20		$10.34	$10.00

Increase (Decrease) From Operations:
Net investment income (a)	0.05		0.04	0.06
Net gain (loss) from investments (both realized and unrealized)	(0.20)		0.25	0.37
Total from operations	(0.15)		0.29	0.43

Distributions to shareholders from:
Net investment income	—		(0.08)	(0.04)
Net realized gains	—		(0.35)	(0.05)
Total distributions	—		(0.43)	(0.09)

Net Asset Value, End of Period	$10.05		$10.20	$10.34

Total Return (b)	(1.47	)% (f)	2.68%	4.29	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$13,609		$13,354	$5,956
Ratio of expenses to average net assets (c)	1.16	% (e)	1.21%	1.28	% (e)
Ratio of net investment income to average net assets (c)(d)	0.94	% (e)	0.34%	0.58	% (e)
Portfolio turnover rate	121	% (f)	627%	451	% (f)

*	Commencement of Operations on May 2, 2016.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2018

1.	ORGANIZATION

CMG Mauldin Solutions Core Fund (the “Mauldin Fund”), CMG Tactical Bond Fund, (the “Bond Fund”) and CMG Tactical All Asset Strategy Fund (“Tactical Fund”) (each a “Fund”, collectively, the “Funds”) are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds currently offer Class A shares and Class I shares. Class I shares are offered at net asset value. Class A shares for all Funds are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to the respective class’ service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Mauldin Fund seeks capital appreciation as its investment objective. Class A and Class I of the Mauldin Fund commenced operations on May 15, 2013. The Bond Fund seeks to generate total returns over a complete market cycle through capital appreciation and income. Class I of the Bond Fund commenced operations on October 6, 2014. Class A of the Bond Fund commenced operations on May 29, 2015. The Tactical Fund’s investment objective is to generate capital appreciation. Class A and Class I of the Tactical Fund commenced operations on May 2, 2016.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers. The applicable investments are valued collectively via inputs from the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2018

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2018 for the Funds’ assets and liabilities measured at fair value:

Mauldin Fund:	Level 1	Level 2	Level 3	Total
Assets*
Exchange-Traded Funds	$74,111,369	$—	$—	$74,111,369
Exchange-Traded Notes	545,709	—	—	545,709
Short-Term Investments	1,390,049	—	—	1,390,049
Total Assets	$76,047,127	$—	$—	$76,047,127

Bond Fund:	Level 1	Level 2	Level 3	Total
Assets*
Exchange-Traded Funds	$9,511,621	$—	$—	$9,511,621
Short-Term Investments	2,345,436	—	—	2,345,436
Total Assets	$11,857,057	$—	$—	$11,857,057

Tactical Fund:	Level 1	Level 2	Level 3	Total
Assets*
Exchange-Traded Funds	$18,978,840	$—	$—	$18,978,840
Short-Term Investments	1,136,114	—	—	1,136,114
Total Assets	$20,114,954	$—	$—	$20,114,954

*	Refer to the Portfolios of Investments for industry classifications.

The Funds did not hold Level 3 securities during the year.

There were no transfers between Level 1 and Level 2 during the current year presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2018

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2016 through April 30, 2018, or expected to be taken in the Funds’ April 30, 2019 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2018

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement between the adviser and the Trust, with respect to the Funds (the “Advisory Agreement”), investment advisory services are provided to the Funds by CMG Capital Management Group, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.05%, 0.95% and 0.75% of the average daily net assets of the Mauldin Fund, Bond Fund and Tactical Fund, respectively. For the six months ended October 31, 2018, the Adviser earned advisory fees of $398,057 for the Mauldin Fund, $58,038 for the Bond Fund and $104,227 for the Tactical Fund. The Adviser manages a portion of the Funds’ portfolios directly and may allocate the remaining balance of the Funds’ assets among the Funds’ sub-advisers. The Mauldin Fund’s sub-adviser is Mauldin Solutions, LLC. The Funds do not directly pay the sub-advisers.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Mauldin Fund may pay up to 0.25% for Class A shares, the Bond Fund may pay up to 0.40% for Class A shares, and the Tactical Fund may pay up to 0.25% for Class A shares per year of its average daily net assets for such distribution and shareholder service activities. During the six months ended October 31, 2018, $5,813, $685 and $16,390 were accrued under the Plan for the Mauldin Fund, Bond Fund and Tactical Fund, respectively. As of October 31, 2018, the Board has not implemented the Plan with respect to the Class I shares of the Funds and no distribution fees have been accrued against the net assets of that class for the six months ended October 31, 2018.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended October 31, 2018, the Distributor received underwriter commissions of $49,803 for sales of the Mauldin Fund Class A shares, of which $6,995 was retained by the principal underwriter or other affiliated broker-dealers, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Funds. In accordance with this agreement, GFS pays for all other operating expenses for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. As of October 31, 2018, the amounts owed to GFS were $14,544, 2,060, and 18,903 for the Mauldin Fund, Bond Fund and Tactical Fund, respectively. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the six months ended October 31, 2018 amounted to $100,237,556 and $94,540,181, respectively, for the Mauldin Fund, $45,508,035 and $47,330,069, respectively, for the Bond Fund, and $30,586,529 and $40,011,797, respectively, for the Tactical Fund.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,516,046, $11,968,837 and $20,256,576 for the Mauldin Fund, Bond Fund and the Tactical Fund, respectively, and differs from market value by net unrealized appreciation (depreciation) consisted of:

Mauldin Fund
Gross unrealized appreciation:	$472,347
Gross unrealized depreciation:	(941,266)
Net unrealized depreciation:	$(468,919)

Bond Fund
Gross unrealized appreciation:	$9,866
Gross unrealized depreciation:	(121,646)
Net unrealized depreciation:	$(111,780)

Tactical Fund
Gross unrealized appreciation:	$2,794
Gross unrealized depreciation:	(144,416)
Net unrealized depreciation:	$(141,622)

The tax character of distributions paid during the years ended April 30, 2018 and April 30, 2017 was as follows:

For the year ended April 30, 2018:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
CMG Mauldin Solutions Core Fund	$727,294	$336,215	$—	$1,063,509
CMG Tactical Bond Fund	395,091	—	—	395,091
CMG Tactical All Asset Strategy Fund	2,866,243	—	—	2,866,243

For the year ended April 30, 2017:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
CMG Mauldin Solutions Core Fund	$—	$48,011	$—	$48,011
CMG Tactical Bond Fund	627,073	—	—	627,073
CMG Tactical All Asset Strategy Fund	229,853	—	—	229,853

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2018

As of April 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized
	Ordinary	Long-Term	Loss and Late	Carry	Book/Tax	Appreciation/	Total Accumulated
	Income	Capital Gains	Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
CMG Mauldin Solutions Core Fund	$295,476	$2,777	$—	$—	$—	$585,618	$883,871
CMG Tactical Bond Fund	14,902	—	(488,385)	(2,232,460)	—	(123,285)	(2,829,228)
CMG Tactical All Asset Strategy Fund	—	—	(214,979)	—	—	(262,832)	(477,811)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for partnerships and grantor trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses were as follows:

Late Year Losses
CMG Tactical All Asset Strategy Fund	$214,979

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
CMG Tactical Bond Fund	$488,385

At April 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
CMG Tactical Bond Fund	$2,232,460	$—	$2,232,460

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, the reclassification of Fund distributions and tax adjustments for partnerships, grantor trust and non-detectible expenses, resulted in reclassifications for the Funds for the year ended April 30, 2018 as follows:

		Undistributed	Undistributed Net
		Ordinary Income	Realized Gains
	Paid In Capital	(Loss)	(Loss)
CMG Mauldin Solutions Core Fund	$—	$92,476	$(92,476)
CMG Tactical Bond Fund	(1,881)	1,881	—
CMG Tactical All Asset Strategy Fund	(9,129)	77,408	(68,279)

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2018

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2018, TD Ameritrade held 31.86% of voting securities of the CMG Mauldin Solutions Core Fund, E*TRADE Savings Bank held 83.19% of the voting securities of the CMG Tactical Bond Fund and TD Ameritrade held 54.56% of the voting securities of the CMG Tactical All-Asset Strategy Fund.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Mauldin Fund currently invests a portion of its assets in the iShares Short Treasury Bond ETF (“iShares”). The Mauldin Fund may redeem its investments from iShares at any time if the Adviser determines that it is in the best interest of the Mauldin Fund and its shareholders to do so. The performance of the Mauldin Fund will be directly affected by the performance of iShares. The financial statements of iShares, including the portfolio of investments, can be found at the SEC website www.sec.gov and should be read in conjunction with the Mauldin Fund’s financial statements. As of October 31, 2018, the percentage of the Mauldin Fund’s net assets invested in iShares was 33.6%.

The Bond Fund currently invests a portion of its assets in the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (“SPDR”). The Bond Fund may sell investments in SPDR at any time if the Adviser determines that it is in the best interest of the Bond Fund and its shareholders to do so. The performance of the Bond Fund will be directly affected by the performance of SPDR. The financial statements of SPDR, including the portfolio of investments, can be found at the SEC website www.sec.gov and should be read in conjunction with the Bond Fund’s financial statements. As of October 31, 2018, the percentage of the Bond Fund’s net assets invested in SPDR was 80.1%.

The Tactical Fund currently invests a portion of its assets in the JPMorgan Ultra-Short Income ETF (“ETF”). The Tactical Fund may sell investments in ETF at any time if the Adviser determines that it is in the best interest of the Tactical Fund and its shareholders to do so. The performance of the Tactical Fund will be directly affected by the performance of ETF. The financial statements of ETF, including the portfolio of investments, can be found at the SEC website www.sec.gov and should be read in conjunction with the Tactical Fund’s financial statements. As of October 31, 2018, the percentage of the Tactical Fund’s net assets invested in ETF was 67.1%.

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

CMG Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2018

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CMG Mauldin Core Fund (CMG Mauldin), CMG Tactical All Asset Strategy Fund (CMG All Asset) & CMG Tactical Bond Fund (CMG Bond) (Adviser – CMG Capital Management Group, Inc.) *

In connection with the regular meeting held on September 26-27, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between CMG Capital Management Group, Inc. (“Adviser”) and the Trust, with respect to the CMG Mauldin, CMG All Asset, and CMG Bond) (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that CMG managed approximately $273 million in assets specializing in structuring and managing tactical investment strategies through separately managed accounts, mutual funds, and variable annuities for a wide array of clients. The Trustees reviewed the background information of the key investment professionals servicing the Funds and noted their satisfaction with the team’s experience managing tactical strategies in equities, fixed income, and long-short investments. The Trustees noted that in June 2018, John Mauldin, formerly with the sub-adviser to CMG, Mauldin Solutions Core Fund, was added to the adviser’s investment team as a Chief Economist and Co-Portfolio Manager. The Trustees reviewed the adviser’s investment process, including its research and due-diligence process, with respect to each Fund. The Trustees acknowledged that the adviser had over a decade of experience conducting due diligence on third party managers, analyzing their investment strategies, providing ongoing trade oversight, monitoring and reviewing performance, business operations, and compliance. The Trustees reviewed the adviser’s broker-dealer selection approach noting it took into consideration various qualitative service factors relevant to providing best execution. The Trustees noted that the adviser reported that no material compliance issues arose during the past year. The Trustees observed that the adviser had adequate staff dedicated to support the Funds and were strongly committed to compliance and risk management.

Performance.

CMG Mauldin – The Trustees noted the adviser to the Fund did not believe that the Fund’s Morningstar performance metrics were an accurate representation of the Fund’s performance given that the Fund had recently changed from a large cap growth fund to a tactical allocation fund in early 2017. The Trustees further noted that the Fund had underperformed both its Morningstar category median and its peer group median, but that its standard deviation was also lower than both groups. The Trustees agreed that the Fund appeared to be better suited as an allocation fund that provided capital appreciation with a lower standard deviation and they would continue to monitor performance.

CMG All Asset – The Trustees noted that the Fund underperformed both its peer group and category medians for the 1-year period. The Trustees noted that the adviser attributed its underperformance to defensive positioning over the last three months, which was employed to reduce risk, but might also hinder performance if not properly timed. Despite the short history, the Trustees concluded that the Fund had provided some capital appreciation and was being managed consistent with its prospectus stated objectives.

CMG Bond – The Trustees noted that the Fund had underperformed its peer group and Morningstar category medians in all time periods shown in the Materials, which the adviser attributed to defensive positioning. The Trustees noted that while the Fund did have a low standard deviation, it also had the lowest ratio of all its peers and a bottom quartile ranking in all time periods for its category. The Trustees noted that the adviser was willing to give up return in exchange for risk mitigation. Despite its performance and low ratio, the Trustees concluded that the adviser had been consistent in implementing the Fund’s strategy since its inception, and should be given the opportunity to continue to seek positive performance and risk protection for shareholders.

Fees and Expenses.

CMG Mauldin – The Trustees noted that the adviser charged an advisory fee to the Fund of 1.05%, which was higher than both its Morningstar category median and its peer group median, but was within the ranges of both groups. They further discussed that the Fund’s net expense ratio as reported by Morningstar was higher than its Morningstar category median and its peer group median. The Trustees noted that there was no expense limitation agreement in place and that they would revisit the need for one next year. After discussion, the Trustees concluded that the advisory fee charged by CMG was not unreasonable.

CMG All Asset – The Trustees noted that the adviser charged an advisory fee to the Fund of 0.75%, which was lower than both its Morningstar category median and its peer group median. They further discussed the Fund’s net expense ratio, noting that it was slightly higher than its Morningstar category median but significantly lower than its peer group median and well within ranges of both groups. The Trustees noted that there was no expense limitation agreement in place and that they would revisit the need for one next year. After discussion, the Trustees concluded that the advisory fee charged by CMG was not unreasonable.

CMG Bond – The Trustees noted that the adviser charged an advisory fee to the Fund of 0.95%, which was higher than its Morningstar category median, but lower than its peer group median. They further discussed the Fund’s net expense ratio, noting that it was higher than the Morningstar category median and peer group median, but was within range of its Morningstar category. The Trustees noted that there was no expense limitation agreement in place and that they would revisit the need for one next year. After discussion, the Trustees concluded that the advisory fee charged by CMG was not unreasonable.

Profitability. The Trustees considered the profits and losses that were realized by the adviser in connection with the advisory services rendered to each Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the advisory services provided to each Fund. They considered the adviser’s receipt of soft dollars for research. The Trustees noted that CMB provided two year estimated profit analysis because of the elimination of the sub-adviser expense. The Trustees also considered the benefits realized by the adviser from other activities related to each Fund. The Trustees concluded that based on the profitability information provided by the adviser, the adviser realized a modest and reasonable profit from its relationship with CMG All Asset and CMG Bond, and that based on the information provided the estimated profits for CMG Mauldin, expected profits over the next two years were not excessive.

Economies of Scale. The Trustees agreed with the adviser’s assessment that each Fund’s current asset levels were not sufficient to support breakpoints at this time, but that each Fund would benefit from economies of scale at $325 million in combined assets. After discussion, the Trustees agreed that based on the current and anticipated size of each Fund, the adviser’s economies of scale would be revisited at the next renewal and if the size of a Fund materially increases.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded renewal of the advisory agreement with CMG Capital was in the best interests of the shareholders of each of the CMG Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

CMG Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 through October 31, 2018.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or contingent deferred sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending
	Annualized	Account	Account	Expenses	Ending	Expenses
	Expense	Value	Value	Paid During	Account Value	Paid During
Class A	Ratio	5/1/18	10/31/18	Period *	10/31/18	Period *
Mauldin Fund	1.62%	$1,000.00	$982.40	$8.09	$1,017.04	$8.24
Bond Fund	1.70%	$1,000.00	$1003.30	$8.58	$1,016.64	$8.64
All Asset Fund	1.48%	$1,000.00	$983.30	$7.28	$1,017.46	$7.53

Class I
Mauldin Fund	1.37%	$1,000.00	$984.30	$6.85	$1,018.30	$6.97
Bond Fund	1.30%	$1,000.00	$1004.70	$6.57	$1,018.65	$6.61
All Asset Fund	1.16%	$1,000.00	$985.30	$5.71	$1,019.04	$5.90

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the six-month period ended October 31, 2018 (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

CMG FUNDS

Adviser	CMG Capital Management Group, Inc.
1000 Continental Drive, Suite 570
King of Prussia, PA 19406

Sub-Adviser	Mauldin Solutions, LLC
CMG Mauldin	2900 McKinnon # 1708
Solutions Core Fund	Dallas, TX 75201

Administrator	Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-866-CMG-9456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-CMG-9456.

CMG Funds
17605 Wright Street •Suite 2 • Omaha, NE 68130
1-866-CMG-9456

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/4/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/4/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 1/4/19